UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10387

Tax Managed Value Portfolio
(Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482-8260
(registrant’s Telephone Number)

October 31
Date of Fiscal Year End

April 30, 2006
Date of Reporting Period

Item 1. Reports to Stockholders

[[Note: Insert Shareholder Report(s) Here]]

Tax-Managed Value Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 2.4%
General Dynamics Corp.	200,000	$13,124,000
Northrop Grumman Corp.	200,000	13,380,000
		$26,504,000
Air Freight & Logistics — 0.8%
FedEx Corp.	75,000	$8,634,750
		$8,634,750
Auto Components — 0.7%
BorgWarner, Inc.	125,000	$7,591,250
		$7,591,250
Capital Markets — 6.1%
Franklin Resources, Inc.	50,000	$4,656,000
Goldman Sachs Group, Inc.	150,000	24,043,500
Lehman Brothers Holdings, Inc.	135,000	20,405,250
Merrill Lynch & Co., Inc.	250,000	19,065,000
		$68,169,750
Chemicals — 1.2%
Air Products and Chemicals, Inc.	190,000	$13,018,800
		$13,018,800
Commercial Banks — 8.1%
Bank of America Corp.	500,000	$24,960,000
Marshall & Ilsley Corp.	125,000	5,715,000
TCF Financial Corp.(1)	300,000	8,058,000
U.S. Bancorp	200,000	6,288,000
Wachovia Corp.(1)	350,000	20,947,500
Wells Fargo & Co.	350,000	24,041,500
		$90,010,000
Communications Equipment — 0.7%
Nokia Oyj ADR	350,000	$7,931,000
		$7,931,000
Computer Peripherals — 3.9%
Hewlett-Packard Co.	500,000	$16,235,000
International Business Machines Corp.	250,000	20,585,000

Security	Shares	Value
Computer Peripherals (continued)
NCR Corp.(2)	160,000	$6,304,000
		$43,124,000
Diversified Financial Services — 4.5%
Citigroup, Inc.	500,000	$24,975,000
J.P.Morgan Chase & Co.(1)	550,000	24,959,000
		$49,934,000
Diversified Telecommunication Services — 3.0%
AT&T, Inc.(1)	600,000	$15,726,000
Verizon Communications, Inc.	550,000	18,166,500
		$33,892,500
Electric Utilities — 4.3%
Entergy Corp.	200,000	$13,988,000
Exelon Corp.	400,000	21,600,000
FPL Group, Inc.(1)	325,000	12,870,000
		$48,458,000
Energy Equipment & Services — 2.8%
GlobalSantaFe Corp.	150,000	$9,181,500
Transocean, Inc.(2)	275,000	22,294,250
		$31,475,750
Food & Staples Retailing — 1.3%
Safeway, Inc.(1)	350,000	$8,795,500
Wal-Mart Stores, Inc.(1)	125,000	5,628,750
		$14,424,250
Food Products — 1.6%
Nestle SA(3)	60,000	$18,240,620
		$18,240,620
Health Care Providers & Services — 0.6%
WellPoint, Inc.(2)	100,000	$7,100,000
		$7,100,000
Hotels, Restaurants & Leisure — 0.9%
McDonald's Corp.	300,000	$10,371,000
		$10,371,000

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Durables — 0.7%
Lennar Corp., Class A	150,000	$8,239,500
		$8,239,500
Household Products — 1.2%
Kimberly-Clark Corp.	225,000	$13,169,250
		$13,169,250
Insurance — 6.7%
ACE, Ltd.(3)	225,000	$12,496,500
Allstate Corp.	100,000	5,649,000
American International Group, Inc.	300,000	19,575,000
Axis Capital Holdings, Ltd.(3)	250,000	7,455,000
Hartford Financial Services Group, Inc.	200,000	18,386,000
MetLife, Inc.	100,000	5,210,000
Progressive Corp.	50,000	5,426,500
		$74,198,000
Life Sciences Tools & Services — 1.4%
Fisher Scientific International, Inc.(1)(2)	225,000	$15,873,750
		$15,873,750
Machinery — 3.6%
Caterpillar, Inc.	200,000	$15,148,000
Deere & Co.(1)	200,000	17,556,000
Eaton Corp.	100,000	7,665,000
		$40,369,000
Media — 2.5%
Time Warner, Inc.	950,000	$16,530,000
Walt Disney Co.	425,000	11,883,000
		$28,413,000
Metals & Mining — 2.3%
Alcoa, Inc.	325,000	$10,978,500
Phelps Dodge Corp.	170,000	14,652,300
		$25,630,800
Multiline Retail — 2.0%
J.C. Penney Company, Inc.	275,000	$18,001,500
Target Corp.	75,000	3,982,500
		$21,984,000

Security	Shares	Value
Multi-Utilities — 1.7%
Dominion Resources, Inc.(1)	250,000	$18,717,500
		$18,717,500
Oil, Gas & Consumable Fuels — 13.2%
Apache Corp.	200,000	$14,210,000
Chevron Corp.	300,000	18,306,000
ConocoPhillips	300,000	20,070,000
Exxon Mobil Corp.	350,000	22,078,000
Marathon Oil Corp.	150,000	11,904,000
Occidental Petroleum Corp.	250,000	25,685,000
Peabody Energy Corp.	300,000	19,158,000
Valero Energy Corp.	250,000	16,185,000
		$147,596,000
Paper and Forest Products — 1.3%
Weyerhaeuser Co.(1)	200,000	$14,094,000
		$14,094,000
Pharmaceuticals — 6.1%
Abbott Laboratories	200,000	$8,548,000
Johnson & Johnson	250,000	14,652,500
Pfizer, Inc.	350,000	8,865,500
Sanofi-Aventis ADR	300,000	14,112,000
Wyeth	450,000	21,901,500
		$68,079,500
Real Estate Investment Trusts (REITs) — 2.4%
AMB Property Corp.	110,000	$5,498,900
AvalonBay Communities, Inc.	100,000	10,770,000
General Growth Properties, Inc.	100,000	4,695,000
Public Storage, Inc.	75,000	5,766,000
		$26,729,900
Road & Rail — 1.8%
Burlington Northern Santa Fe Corp.	250,000	$19,882,500
		$19,882,500
Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	500,000	$5,240,000
		$5,240,000

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Specialty Retail — 1.9%
Home Depot, Inc.	450,000	$17,968,500
TJX Companies, Inc.	150,000	3,619,500
		$21,588,000
Thrifts & Mortgage Finance — 3.4%
Countrywide Financial Corp.	500,000	$20,330,000
Washington Mutual, Inc.	400,000	18,024,000
		$38,354,000
Tobacco — 2.0%
Altria Group, Inc.	300,000	$21,948,000
		$21,948,000
Wireless Telecommunication Services — 1.4%
Alltel Corp.(1)	250,000	$16,092,500
		$16,092,500
Total Common Stocks (identified cost $734,677,465)		$1,105,078,870

Short-Term Investments — 8.8%

Security	Principal Amount (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.81%(4)	81,579	$81,579,368
General Electric Capital Corp., Commercial Paper, 4.84%, 5/1/06	14,216	14,215,999
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $97,795,367)		$97,795,367
Total Investments — 107.8% (identified cost $832,472,832)		$1,202,874,237
Other Assets, Less Liabilities — (7.8)%		$(86,818,436)
Net Assets — 100.0%		$1,116,055,801

ADR - American Depository Receipt

(1)  All or a portion of these securities were on loan at April 30, 2006.

(2)  Non-income producing security.

(3)  Foreign security.

(4)  Affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of April 30, 2006.

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value including $79,805,744 of securities on loan (identified cost, $832,472,832)	$1,202,874,237
Cash	11,507
Receivable for investments sold	3,460,429
Interest and dividends receivable	1,964,502
Tax reclaim receivable	238,769
Total assets	$1,208,549,444
Liabilities
Collateral for securities loaned	$81,579,368
Payable for investments purchased	9,911,180
Payable to affiliate for investment advisory fee	568,653
Payable to affiliate for Trustees' fees	2,058
Accrued expenses	432,384
Total liabilities	$92,493,643
Net Assets applicable to investors' interest in Portfolio	$1,116,055,801
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$745,648,215
Net unrealized appreciation (computed on the basis of identified cost)	370,407,586
Total	$1,116,055,801

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends (net of foreign taxes, $87,307)	$11,960,053
Interest	516,275
Security lending income, net	21,705
Total investment income	$12,498,033
Expenses
Investment adviser fee	$3,252,348
Trustees' fees and expenses	12,241
Custodian fee	140,605
Legal and accounting services	36,178
Miscellaneous	17,317
Total expenses	$3,458,689
Deduct — Reduction of custodian fee	$7
Reduction of investment adviser fee	12,309
Total expense reductions	$12,316
Net expenses	$3,446,373
Net investment income	$9,051,660
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$25,450,424
Foreign currency transactions	5,222
Net realized gain	$25,455,646
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$98,473,148
Foreign currency	9,371
Net change in unrealized appreciation (depreciation)	$98,482,519
Net realized and unrealized gain	$123,938,165
Net increase in net assets from operations	$132,989,825

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$9,051,660	$12,436,589
Net realized gain from investment and foreign currency transactions	25,455,646	24,467,870
Net change in unrealized appreciation (depreciation) from investments and foreign currency	98,482,519	89,722,265
Net increase in net assets from operations	$132,989,825	$126,626,724
Capital transactions — Contributions	$98,284,426	$147,375,650
Withdrawals	(61,292,982)	(125,350,738)
Net increase in net assets from capital transactions	$36,991,444	$22,024,912
Net increase in net assets	$169,981,269	$148,651,636
Net Assets
At beginning of period	$946,074,532	$797,422,896
At end of period	$1,116,055,801	$946,074,532

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)†		2005†	2004	2003	2002	2001(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.67	%(2)	0.68%	0.69%	0.70%	0.72%	0.70	%(2)
Expenses after custodian fee reduction	0.67	%(2)	0.68%	0.69%	0.70%	0.72%	0.70	%(2)
Net investment income	1.77	%(2)	1.40%	1.57%	1.47%	0.99%	0.69	%(2)
Portfolio Turnover	15%		40%	44%	76%	213%	45%
Total Return	13.97%		15.76%	13.55%	16.40%	(7.99)%	—
Net assets, end of period (000's omitted)	$1,116,056		$946,075	$797,423	$673,412	$562,361	$442,447

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have changed by less than 0.005%.

(1)  For the period from the start of business, July 23, 2001, to October 31, 2001.

(2)  Annualized.

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held approximately 89.6% and 10.3%, respectively, of the interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contract — Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price

Tax-Managed Value Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 0.65% annually of average daily net assets of the Portfolio up to $500 million, 0.625% of average net assets of $500 million but less than $1 billion , 0.600% of average net assets of $1 billion but less than $2 billion, 0.575% of average net assets of $2 billion but less than $5 billion, and 0.555% of average net assets of $5 billion and over. For the six months ended April 30, 2006, the advisory fee amounted to $3,252,348. EVM has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. Pursuant to this agreement, EVM waived $12,309 of its advisory fee for the six months ended April 30, 2006. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $210,207,016 and $153,422,524, respectively, for the six months ended April 30, 2006.

4  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio lends portfolio securities to qualified borrowers in exchange

Tax-Managed Value Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

for collateral consisting of either cash or U. S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in the Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund). The Cash Collateral Fund invests in high quality money market instruments. Under the agreement, the Portfolio continues to earn interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In addition, the Portfolio pays IBT a lending agent fee computed as a percentage of the earnings on the collateral invested less the loan rebate fee. The loan rebate fee and lending agent fee paid by the Portfolio offsets a portion of the interest income received and amounted to $432,115 and $3,828, respectively, for the six months ended April 30, 2006. At April 30, 2006, the value of the securities loaned and the value of the collateral amounted to $79,805,744 and $81,579,368, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$832,472,832
Gross unrealized appreciation	$370,513,668
Gross unrealized depreciation	(112,263)
Net unrealized appreciation	$370,401,405

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2006.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Value Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Value Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2005 for the Fund. The Board concluded that the Fund's performance is satisfactory.

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fees, payable by the Portfolio and the Fund (referred to collectively as "management fees").

As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted the small size of the Fund relative to other similarly managed funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add two new breakpoints for the Tax-Managed Value Portfolio with respect to assets that exceed $2 billion and $5 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed Value Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Value Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Kahn
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Value Portfolio

Officers Duncan W. Richardson President Michael R. Mach Vice President and Portfolio Manager Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Value Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Value Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Value Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

501-6/06  TVSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)                         Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)              Treasurer’s Section 302 certification.

(a)(2)(ii)           President’s Section 302 certification.

(b)                     Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax Managed Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson President

Date:   June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Connerty
Kevin M. Connerty Treasurer

Date:       June 16, 2006

By:	/s/ Duncan W. Richardson
Duncan W. Richardson President

Date:       June 16, 2006